Nature of the Business and Basis of Presentation (restated) (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding - shares		12 Months Ended
		Sep. 29, 2023	Sep. 30, 2023	Dec. 31, 2022 [2]	Dec. 31, 2021 [2]
Nature of the Business and Basis of Presentation (restated) (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total common stock outstanding		19,549,982
Total preferred stock outstanding		4,500,000
Class A Common Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding [Line Items]
Exchange of Anzu Class A Common Stock subject to possible redemption that was not redeemed for New Envoy Class A Common Stock		1,500,874
Conversion of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent director into New Envoy Class A Common Stock*	[1]	2,615,000
Subtotal – Merger, net of redemptions		4,115,874
Exchange of Envoy Common Stock for New Envoy Class A Common Stock		8,850,526
Exchange of Envoy Preferred Stock for New Envoy Class A Common Stock		1,272,055
Conversion of Convertible Notes as of September 29, 2023 into New Envoy Class A Common Stock		4,874,707
Net exercise of Envoy Warrants		2,702
Issuance of share consideration to Meteora parties		8,512
Shares recycled by Meteora parties		425,606
Total common stock outstanding			19,549,982	10,122,581	10,123,187
Series B Preferred Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding [Line Items]
Exchange of Anzu Class B Common Stock for Series A Preferred Stock		2,500,000
Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation (restated) (Details) - Schedule of Class A Common Stock and Series A Preferred Stock Outstanding [Line Items]
Exchange of Anzu Class B Common Stock for Series A Preferred Stock		2,500,000
Issuance of Series A Preferred Stock in connection with the PIPE Transaction		1,000,000
Issuance of Series A Preferred Stock in connection with the conversion of the Envoy Bridge Note		1,000,000
Total preferred stock outstanding			4,500,000	0	0

[1]	1,000,000 shares of the New Envoy Class A Common Stock are unvested and subject to restrictions and forfeitures per the Sponsor Support Agreement. These shares will vest upon the FDA approval of Acclaim or upon a change of control of the Company (see Note 10)
[2]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.